Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
CrossingBridge Pre-Merger SPAC ETF (the “Fund”)
A series of Trust for Professional Managers (the “Trust”)

Supplement dated May 2, 2022 to the
Statement of Additional Information (“SAI”) dated January 28, 2022

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your
Statement of Additional Information for future reference.